Reverse Capitalization (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Reverse Capitalization [Line Items]
Common stock, par vale (in Dollars per share) | $ / shares	$ 0.0001
Description of ordinary shares exchange	All 25,697 Class A ordinary shares of Anghami were exchanged for ordinary shares of Anghami Inc. for 5,070,164 shares, all 59,954 Class B ordinary shares of Anghami were exchanged for ordinary shares of Anghami Inc. for 11,829,265 shares, all 5,578 Class C ordinary shares of Anghami were exchanged for ordinary shares of Anghami Inc. for 1,100,571 shares.
Gross proceeds (in Dollars) | $	$ 40,560,000
Warrants to purchase shares | shares	152,800
Exercise price of per share (in Dollars per share) | $ / shares	$ 11.5
Conversion of sponsor loans (in Dollars) | $	$ 1,000,000
Class B Common Stock [Member]
Reverse Capitalization [Line Items]
Common stock, par vale (in Dollars per share) | $ / shares	$ 0.0001
Class A Common Stock [Member]
Reverse Capitalization [Line Items]
Common stock, par vale (in Dollars per share) | $ / shares	$ 0.0001
Shares sold | shares	4,056,000
Share Based Payments [Member] | Class A Common Stock [Member]
Reverse Capitalization [Line Items]
Shares issued of sponsor | shares	540,000
Extension Payment [Member]
Reverse Capitalization [Line Items]
Shares issued of sponsor | shares	100,000